Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Derivative financial instruments
Change in fair value of the derivative instruments	$ 3.1	$ (18.2)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	2.9	6.6
Foreign exchange swaps
Derivative financial instruments
Change in fair value of the derivative instruments	$ 0.2	(25.0)
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments		$ 0.2